Loss Per Share	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Loss Per Share

Note 6. Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2019 and 2018:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.	$(6,941)	$(679)	$(8,059)	$(17,271)
Adjustment of redeemable non-controlling interest to redemption amount	-	-	-	(935)
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	(6,941)	(679)	(8,059)	(18,206)

Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	54,394	53,769	54,201	53,716

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.13)	$(0.01)	$(0.15)	$(0.34)
Diluted	$(0.13)	$(0.01)	$(0.15)	$(0.34)

The computation of diluted net loss per share excluded share awards of 4.5 million shares and 4.2 million shares for the three and nine months ended September 30, 2019 and 2018, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share